Composition of The Group	12 Months Ended
Sep. 30, 2023
Disclosure of subsidiaries [abstract]
Composition of The Group
33.
COMPOSITION OF THE GROUP

See accounting policy in Note 3 – Significant Accounting Policies – Consolidation of subsidiaries.

The subsidiaries shown below consist of those necessary to understand the composition of the Company and include the material subsidiaries in each region that the Company operates as well as those subsidiaries associated with debt arrangements, leasing, logistic, and production activities. Set forth below is a summary of the Company’s material subsidiaries:

Successor
Name of subsidiary	Registered in	Interest in voting stock held by the Company for the period from May 1, 2021 through September 30, 2021	Interest in voting stock held by the Company for the period from October 1, 2021 through September 30, 2022 and October 1, 2022 through September 30, 2023
Birkenstock Canada Ltd.	Canada	100%	100%
Birkenstock Components GmbH	Germany	100%	100%
Birkenstock Cosmetics GmbH	Germany	100%	100%
Birkenstock digital GmbH	Germany	100%	100%
Birkenstock Europe GmbH	Germany	100%	100%
Birkenstock Financing S.à r.l.	Luxembourg	100%	100%
Birkenstock Global Sales GmbH	Germany	100%	100%
Birkenstock Group B.V. & Co. KG	Germany	100%	100%
Birkenstock IP GmbH	Germany	100%	100%
Birkenstock India Private Ltd.	India	100%	100%
Birkenstock Injections GmbH	Germany	100%	100%
Birkenstock Japan Limited	Japan	100%	100%
Birkenstock Logistics GmbH	Germany	100%	100%
Birkenstock MEA FZ LLC	UAE	100%	100%
Birkenstock Nordic ApS	Demark	100%	100%
Birkenstock Real Estate GmbH	Germany	100%	100%
Birkenstock Product GmbH	Germany	100%	100%
Birkenstock Productions Hessen GmbH	Germany	100%	100%
Birkenstock Productions Rheinland-Pfalz GmbH	Germany	100%	100%
Birkenstock Productions Sachsen GmbH	Germany	100%	100%
Birkenstock Spain S.L.U.	Spain	100%	100%
Birkenstock Trading (Shanghai) Co. Ltd.	China	100%	100%
Birkenstock UK Ltd.	United Kingdom	100%	100%
Birkenstock US BidCo Inc.	USA	100%	100%
Birkenstock USA LP	USA	100%	100%
S&CC Portugal Unipessoal, Lda.	Portugal	100%	100%

Predecessor
Name of subsidiary	Registered in	Interest in voting stock held by the Company for the period from October 1, 2019 through September 30, 2020
Birkenstock Canada Ltd.	Canada	100%
Birkenstock Components GmbH	Germany	100%
Birkenstock digital GmbH	Germany	100%
Birkenstock India Private Ltd.	India	100%
Birkenstock Japan Limited	Japan	100%
Birkenstock MEA FZ LLC	UAE	100%
Birkenstock Nordic ApS	Denmark	100%
Birkenstock Productions Hessen GmbH	Germany	100%
Birkenstock Productions Rheinland-Pfalz GmbH	Germany	100%
Birkenstock Productions Sachsen GmbH	Germany	100%
Birkenstock Real Estate GmbH	Germany	100%
Birkenstock Sales GmbH	Germany	100%

Birkenstock Spain, SL	Spain	100%
Birkenstock Trading (Shanghai) Co. Ltd.	China	100%
Birkenstock UK Ltd.	United Kingdom	100%
Birkenstock USA LP	USA	100%

During the fiscal year ending September 30, 2023, there was one addition to the consolidated companies. On January 10, 2023, Birkenstock Netherlands B.V. was incorporated in the Dutch commercial register. As of that date, Birkenstock Netherlands B.V. is part of the Group and its consolidated financial statements. On July 1, 2023, the Birkenstock Netherlands branch of Birkenstock International GmbH was closed, and all assets and liabilities have been transferred to Birkenstock Netherlands B.V.

The operations of Birkenstock Real Estate GmbH in the predecessor period differ from those of Birkenstock Real Estate GmbH in the Successor period as they are distinct entities with the same naming convention. Birkenstock Real Estate GmbH in the Successor period represents the combined operations of predecessor entities Birkenstock Real Estate GmbH and Birkenstock Immobilien GmbH & Co. KG, which was deconsolidated.